CONSOLIDATED STATEMENT OF SHAREHOLDERS' DEFICIT (USD $)	Total USD ($)	Common Shares USD ($)	Contributed Capital USD ($)	Accumulated Deficit USD ($)	Non-controlling Interest USD ($)	Services USD ($)	Services Contributed Capital USD ($)	Group 1 USD ($)	Group 1 Common Shares	Group 1 Contributed Capital USD ($)	Goodrich Tobacco USD ($)	Goodrich Tobacco Contributed Capital USD ($)	Compensation USD ($)	Compensation Contributed Capital USD ($)	Advances USD ($)	Advances Common Shares	Advances Contributed Capital USD ($)	Note USD ($)	Note Common Shares	Note Contributed Capital USD ($)	Debt USD ($)	Debt Contributed Capital USD ($)	Group 2 USD ($)	Group 2 Common Shares	Group 2 Contributed Capital USD ($)
Beginning Balance at Dec. 31, 2008	$ (1,380,058)		$ 1,657,019	$ (3,037,077)
Beginning Balance (in shares) at Dec. 31, 2008		5,238,176
Warrants issued						21,859	21,859						215,554	215,554							36,395	36,395
Membership Units issued in exchange for services (in shares)		74,201
Membership Units issued in exchange for services	18,333		18,333
Equity issued as compensation (in shares)									630,710
Equity issued as compensation								155,833		155,833	36,000	36,000
Redemption of Membership Units (in shares)		(51,637)
Redemption of Membership Units	(35,019)		(35,019)
Warrants exercised for Membership Units		37,624
Net loss	(1,226,804)			(1,226,685)	(119)
Conversion to Membership Units (in shares)																1,009,106			151,760
Conversion to Membership Units															271,992		271,992	88,172		88,172
Ending Balance at Dec. 31, 2009	(1,797,743)		2,466,138	(4,263,762)	(119)
Ending Balance (in shares) at Dec. 31, 2009		7,089,940
Warrants issued	405,000		405,000										43,108	43,108
Common Shares issued (in shares)		3,380,908
Common Shares issued	549,870		549,870
Membership Units issued in exchange for services (in shares)		8,132
Membership Units issued in exchange for services	2,192		2,192
Equity issued as compensation (in shares)									346,493															204,053
Equity issued as compensation								68,237		68,237													33,000		33,000
Warrants exercised for Membership Units		4,804,523
Net loss	(1,423,647)			(1,423,632)	(15)
Conversion to Membership Units (in shares)																			165,951
Conversion to Membership Units																		31,311		31,311
Ending Balance at Dec. 31, 2010	(2,088,672)		3,598,856	(5,687,394)	(134)
Ending Balance (in shares) at Dec. 31, 2010		16,000,000
Distribution of 5,000,000 warrants for common stock, exercise price of $3.00 per share	(1,550,000)		(1,550,000)
Common Shares issued (in shares)		5,434,446
Common Shares issued	2,388,043		2,388,043
Merger of 22nd Century Limited and 22nd Century Group (in shares)		5,325,200
Merger of 22nd Century Limited and 22nd Century Group		268	(268)
Equity issued as compensation (in shares)		450,000
Equity issued as compensation	278,479	5	278,474
Net loss	(1,754,987)			(1,753,280)	(1,707)
Ending Balance at Jun. 30, 2011	$ (2,727,137)	$ 273	$ 4,715,105	$ (7,440,674)	$ (1,841)
Ending Balance (in shares) at Jun. 30, 2011		27,209,646